Income Tax - Schedule of Provision (Benefit) For Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 94,636
Deferred		$ (281,223)	(1,361)
State and Local
Current		0
Deferred		0
Change in Valuation Allowance		282,584
Income tax provision	$ 278,836	$ 1,361	$ 93,275